Earnings Per Share - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic shares outstanding	113,991,507	107,006,168
Share options (dilutive effect of 4,426,237 options; 2016 - 3,655,020 options)	361,413	319,623
Diluted shares	114,352,920	107,325,791